Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment		$ 142,710	$ 261,295
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment pledged as security	$ 131,200	140,700	138,600
Trade and Other Payables
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 0	$ 2,500	$ 2,400